Income taxes - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense income [line items]
Turkiye income tax rate change effect, current income tax expense	$ 8,200
Turkiye income tax rate change effect, deferred income tax expense	$ 22,600
Deferred tax liability, hyperinflation accounting adjustment			$ 59,400
Tax losses		$ 197,138	218,615
Other deductible temporary differences		88,388	86,864
Temporary differences associated with investments in subsidiaries		972,100	958,600
Deferred tax expense recognized		45,900	$ 29,300
Dutch
Major components of tax expense income [line items]
Tax accrual		5,800
Turkish lira
Major components of tax expense income [line items]
Deferred tax expense recognized		26,500
Euro
Major components of tax expense income [line items]
Deferred tax expense recognized		$ 19,400